Property, plant and equipment - Property, plant and equipment and related accumulated depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to assets held for sale	$ (12,501)	$ (6,326)
Property, plant and equipment	379,720	242,855	$ 129,812
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	442,313	286,828
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(62,593)	(43,973)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,656	6,827	487
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,494	6,871
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	206,702	112,697	76,997
Building and improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	247,772	139,044
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	75,517	48,686	29,649
Furniture and fixtures | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	106,083	70,486
Information technology
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,304	1,469	1,348
Information technology | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,406	3,025
Construction in progress.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	88,541	73,176	$ 21,331
Construction in progress. | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 89,059	$ 73,728